Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		6 Months Ended		91 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Consolidated Statements of Cash Flows (Unaudited) [Abstract]
Net Gain (Loss)	$ (2,152,813)	$ (24,936,358)	$ (1,282,919)	$ (28,797,587)	$ (90,920,552)
Adjustment for:
Depreciation	17,997	20,425	39,438	38,176	409,015
Loss on disposal of Fixed Assets	0	0	0	0	44,669
Stock based compensation			386,755	306,311	18,045,154
Accrued interest			0	0	(58,875)
Write-down of mineral properties			0	0	1,756,049
Accretion expense	38,426	35,210	76,852	49,464	196,736
Change in reclamation			(3,795)	(19,435)	59,797
Insurance expense			122,607	35,344	304,842
Other non cash transactions			4,128	0	3,229
Change in fair value of equity conversion right	0	77,183	0	179,955	990,236
Change in fair value of warrant liability	(1,715,732)	21,951,146	(7,288,119)	22,319,256	16,089,798
(Increase) Decrease in accounts receivable			347,844	(598,448)	(1,194,454)
(Increase) Decrease in prepaid expenses			(320,602)	(88,091)	(354,854)
Increase (Decrease) in accounts payable			431,196	569,225	(683,415)
Cash used in operating activities			(7,486,615)	(6,005,830)	(55,312,624)
Sale (Purchase) of marketable securities			13,868	0	13,868
Purchase of GIC receivable			0	0	58,875
Notes receivable issued			0	243,495	21,365
Purchase of Equity conversion right			0	0	(1,337,700)
Purchase of Mineral Properties			(100,000)	(150,000)	(7,209,870)
Cash acquired on acquisition of X-Cal			0	0	843,101
Purchase of Equipment			(17,308)	(45,227)	(919,170)
Cash provided by (used in) investing activities			(103,440)	48,268	(8,529,531)
Demand notes payable issued			0	0	105,580
Issuance of capital Stock			196,501	1,437,450	71,028,480
Cash provided by financing activities			196,501	1,437,450	71,134,060
Effect of exchange rate changes on cash			(61,126)	271,780	(57,344)
Change in cash during period			(7,454,680)	(4,248,332)	7,234,561
Cash at beginning of period			14,689,241	21,380,505	0
Cash at end of period	7,234,561	17,132,173	7,234,561	17,132,173	7,234,561
Supplemental Cash Flow Disclosure
Interest Received	16,940	46,532	16,940	46,532	16,940
Cash	2,353,438	2,721,217	2,353,438	2,721,217	2,353,438
Short-term investments	$ 4,881,123	$ 14,410,956	$ 4,881,123	$ 14,410,956	$ 4,881,123